UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—82.48%
California, Daily Kindergarten Universal,
Series A-3,
6.250%, VRD	3,905,000	3,905,000
Series B-2,
3.750%, VRD	7,325,000	7,325,000
California Department of Water Resources Power Supply Revenue,
Series B-1,
3.950%, VRD	17,425,000	17,425,000
Series B-2,
6.250%, VRD	950,000	950,000
Series C-4,
7.750%, VRD	5,000,000	5,000,000
Series C-9,
7.730%, VRD	20,100,000	20,100,000
Series J-1,
3.950%, VRD	10,100,000	10,100,000
California Economic Recovery (JP Morgan PUTTERs, Series 3025),
4.610%, VRD(1),(2)	5,000,000	5,000,000
California Economic Recovery,
Series C-1 (ST-GTD),
6.250%, VRD	1,500,000	1,500,000
Series C-11 (ST-GTD),
7.250%, VRD	10,715,000	10,715,000
California Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 2495),
6.680%, VRD(1),(2)	2,100,000	2,100,000
California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington), Series A,
7.750%, VRD	10,100,000	10,100,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
7.750%, VRD	1,765,000	1,765,000
Series L-6,
7.750%, VRD	2,400,000	2,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
7.350%, VRD	3,900,000	3,900,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C,
7.690%, VRD	21,100,000	21,100,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter), Series B,
6.250%, VRD	11,790,000	11,790,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series F,
7.620%, VRD	4,100,000	4,100,000
California Infrastructure & Economic Development Bank Revenue (Buck Institute for Age Research),
8.000%, VRD	15,500,000	15,500,000
California Infrastructure & Economic Development Bank Revenue (California Academy),
Series A,
3.950%, VRD	23,550,000	23,550,000
Series B,
3.950%, VRD	2,600,000	2,600,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B,
3.950%, VRD	11,900,000	11,900,000
California Public Works Board Lease Revenue (Morgan Stanley Floater Certificates), Series 1717 (FGIC Insured),
3.950%, VRD(1),(2)	9,941,000	9,941,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California School Cash Reserve Program Certificates of Participation 2008-2009, Series A,
3.000%, due 07/06/09	10,000,000	10,101,508
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J,
7.690%, VRD	375,000	375,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems),
Series A,
6.250%, VRD	50,000,000	50,000,000
Series B,
6.250%, VRD	4,900,000	4,900,000
Series E,
6.250%, VRD	10,000,000	10,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series B,
7.690%, VRD	32,050,000	32,050,000
Series C,
7.680%, VRD	22,160,000	22,160,000
Series D,
7.680%, VRD	4,400,000	4,400,000
Series M,
7.690%, VRD	6,800,000	6,800,000
California Statewide Communities Development Authority Revenue (Masters College),
7.050%, VRD	11,100,000	11,100,000
California Statewide Communities Development Authority Revenue Refunding (Los Angeles County Museum of Art), Series B,
7.620%, VRD	10,000,000	10,000,000
California Statewide Communities Development Authority Revenue, Series J,
7.690%, VRD	18,500,000	18,500,000
California Statewide Communities Development Authority Revenue (Western University Health), Series A,
7.250%, VRD	10,000,000	10,000,000
California, Weekly Kindergarten Universal, Public Series A-7,
7.000%, VRD	3,500,000	3,500,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Fund Project), Series L,
7.750%, VRD	10,165,000	10,165,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
7.860%, VRD(1),(2)	20,425,000	20,425,000
Bay Area Toll Authority Toll Bridge Revenue (JP Morgan PUTTERs, Series 2866),
4.390%, VRD(1),(2)	3,425,000	3,425,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series A-1,
7.660%, VRD	15,000,000	15,000,000
Series C-1,
6.250%, VRD	16,000,000	16,000,000
Series F (Bank of America Austin Certificates, Series 2008-1058),
5.690%, VRD(1),(2)	6,750,000	6,750,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A,
7.640%, VRD	4,700,000	4,700,000
East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries C,
7.680%, VRD	7,810,000	7,810,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured),
8.420%, VRD(1),(2)	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries B-3,
7.700%, VRD	20,000,000	20,000,000
Subseries C-1,
7.600%, VRD	14,905,000	14,905,000
Subseries C-2,
8.000%, VRD	4,965,000	4,965,000
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas),
7.850%, VRD	3,150,000	3,150,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A,
4.250%, VRD	16,105,000	16,105,000
Irvine Ranch Water District Consolidated Bonds,
4.020%, VRD	2,100,000	2,100,000
Irvine Ranch Water District (Nos. 105, 140, 240 & 250),
5.050%, VRD	5,000,000	5,000,000
Los Angeles Department of Water & Power Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11531) (MBIA, Inc. Insured),
5.400%, VRD(1),(2)	2,870,000	2,870,000
Los Angeles Unified School District Certificates of Participation (Administration Building Project), Series A,
7.300%, VRD	745,000	745,000
Los Angeles Unified School District (Citigroup Eagle Class A Certificates 20070061) (AMBAC Insured),
4.210%, VRD(1),(2)	8,000,000	8,000,000
Los Angeles Unified School District (Election 2005), Series E (Bank of America Austin Certificates, Series 2008-1049) (FSA Insured),
5.340%, VRD(1),(2)	26,000,000	26,000,000
Los Angeles Unified School District (JP Morgan PUTTERs),
Series 487, (FSA Insured),
4.600%, VRD(1),(2)	12,670,000	12,670,000
Series 2016, (FSA Insured),
4.750%, VRD(1),(2)	9,020,000	9,020,000
Los Angeles Unified School District Tax and Revenue Anticipation Notes, Series A1,
4.000%, due 12/29/08	26,400,000	26,452,453
Los Angeles Wastewater Systems Revenue Refunding, Subseries B,
7.750%, VRD	12,200,000	12,200,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Los Angeles Water and Power Revenue (Citigroup ROCS, Series RR-II-R-500) (FSA Insured),
4.680%, VRD(1),(2)	39,000,000	39,000,000
Los Angeles Water and Power Revenue,
Subseries A-3,
7.670%, VRD	50,000,000	50,000,000
Subseries B-2,
7.000%, VRD	14,405,000	14,405,000
Subseries B-5,
7.700%, VRD	3,000,000	3,000,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
6.100%, VRD	5,550,000	5,550,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20040044),
4.760%, VRD(1),(2)	8,380,000	8,380,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
4.700%, VRD(1),(2)	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11301),
4.300%, VRD(1),(2)	4,285,000	4,285,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A,
7.720%, VRD	2,565,000	2,565,000
Series A-2,
7.600%, VRD	16,400,000	16,400,000
Metropolitan Water District Southern California Waterworks Revenue,
Series B-2,
6.250%, VRD	2,500,000	2,500,000
Series B-4,
7.610%, VRD	4,000,000	4,000,000
Monterey Peninsula Community College District (JP Morgan PUTTERs, Series 2484) (FSA Insured),
4.740%, VRD(1),(2)	1,269,000	1,269,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series B (Mandatory Put 06/16/09 @ 100),
1.800%, due 06/16/09	40,185,000	40,185,000
Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2,
7.750%, VRD	35,513,000	35,513,000
Oakland Certificates of Participation (Capital Equipment Project),
7.780%, VRD	13,100,000	13,100,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured),
7.050%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured),
7.850%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (FSA Insured),
8.060%, VRD(1),(2)	1,075,000	1,075,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Orange County Water District Revenue Certificates of Participation,
Series A,
7.630%, VRD	42,000,000	42,000,000
7.640%, VRD	33,650,000	33,650,000
Puerto Rico Municipal Finance Agency, Series A (FSA Insured) (Pre-refunded with US Government Securities to 08/01/09 @101),
5.500%, due 08/01/09	6,730,000	7,009,396
Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A,
7.500%, VRD	5,600,000	5,600,000
Sacramento Municipal Utility District Electric Revenue Refunding, Subseries K,
7.780%, VRD	18,600,000	18,600,000
Sacramento Suburban Water District Certificates of Participation Refunding, Series A-2,
7.620%, VRD	50,000	50,000
San Bernardino County Certificates of Participation (County Center Refinancing Project),
7.630%, VRD	8,700,000	8,700,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A (FNMA Insured),
7.850%, VRD	3,035,000	3,035,000
San Diego Community College District (Citigroup ROCS, Series RR-II-R-12197) (FSA Insured),
8.430%, VRD(1),(2)	16,830,000	16,830,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A,
7.750%, VRD	17,750,000	17,750,000
San Diego Unified School District Tax and Revenue Anticipation Notes,
3.000%, due 07/01/09	20,000,000	20,201,646
San Francisco Bay Area Rapid Transportation District Sales Tax Revenue (ABN AMRO MuniTops Certificates Trust, Series 2007-12) (FSA Insured),
4.400%, VRD(1),(2)	1,675,000	1,675,000
San Francisco City and County Finance Corp. Lease Revenue Refunding (Moscone Center 2008-2),
6.900%, VRD	8,000,000	8,000,000
San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4),
7.670%, VRD	13,590,000	13,590,000
San Jose Financing Authority Lease Revenue Refunding (Civic Center Project), Series A,
7.000%, VRD	4,000,000	4,000,000
San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series A,
7.630%, VRD	10,165,000	10,165,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
San Mateo Union High School District Tax and Revenue Anticipation Notes,
3.000%, due 07/01/09	22,375,000	22,597,244
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A,
7.710%, VRD	465,000	465,000
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B,
8.000%, VRD	7,700,000	7,700,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured),
4.440%, VRD(1),(2)	11,845,000	11,845,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A,
7.250%, VRD	11,300,000	11,300,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (FSA Insured),
8.060%, VRD(1),(2)	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (FSA Insured),
4.630%, VRD(1),(2)	4,110,000	4,110,000
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured),
7.850%, VRD	15,050,000	15,050,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series B,
6.250%, VRD	22,500,000	22,500,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (FSA Insured),
4.370%, VRD(1),(2)	3,725,000	3,725,000
University of California Revenue (JP Morgan PUTTERs, Series 2649Z),
7.940%, VRD(1),(2)	1,900,000	1,900,000

Total municipal bonds and notes (cost—$1,233,115,247)		1,233,115,247

Tax-exempt commercial paper—7.44%
California Educational Facilities Authority Revenue Refunding (Carnegie Institute of Washington),
1.450%, due 10/07/08	8,500,000	8,500,000
1.530%, due 10/09/08	9,000,000	9,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
1.480%, due 12/01/08	5,000,000	5,000,000
Contra Costa Transnortation Authority,
1.450%, due 10/07/08	13,000,000	13,000,000
1.500%, due 10/08/08	4,000,000	4,000,000
1.500%, due 10/16/08	3,000,000	3,000,000
1.450%, due 11/04/08	14,000,000	14,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Northern California Transmission Agency,
1.500%, due 10/06/08	14,200,000	14,200,000
Riverside Community College District,
1.470%, due 10/07/08	13,000,000	13,000,000
Sacramento Municipal Utility District,
1.370%, due 11/13/08	6,500,000	6,500,000
San Diego County Water,
1.800%, due 10/08/08	2,750,000	2,750,000
San Francisco Public Utility,
2.900%, due 12/01/08	15,200,000	15,200,000
San Gabriel Valley Council,
1.400%, due 10/08/08	3,000,000	3,000,000

Total tax-exempt commercial paper (cost—$111,150,000)		111,150,000

Repurchase agreement—0.41%
Repurchase agreement dated 09/30/08 with State Street Bank & Trust Co., 0.050% due 10/01/08, collateralized by $6,300,803 US Treasury Bills, zero coupon due 11/20/08; (value—$6,299,543); proceeds: $6,176,009 (cost—$6,176,000)	6,176,000	6,176,000

	Number of shares
Money market fund(3)—0.17%
BlackRock Liquidity Fund California Municipal Fund Portfolio Institutional Class,
3.421% (cost—$2,600,000)	2,600,000	2,600,000

Total investments (cost — $1,353,041,247 which approximates cost for federal income tax purposes)(4) — 90.50%		1,353,041,247

Other assets in excess of liabilities — 9.50%		141,972,512

Net assets (applicable to 1,495,247,670 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		1,495,013,759

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 15.50% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Rate shown reflects yield at September 30, 2008.

(4)

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)	Total ($)
Assets:
Securities	—	1,353,041,247	—	1,353,041,247

ACES	Adjustable Convertible Extendable Securities

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GTD	Guaranteed

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

ST	State

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2008 and reset periodically.

Weighted average maturity — 23 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2008.

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—85.74%
New York State Dormitory Authority Revenue (Cornell University), Series B,
4.150%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Metropolitan Museum of Art),
7.750%, VRD	5,222,000	5,222,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B,
6.500%, VRD	15,300,000	15,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Cornell University), Series B,
4.200%, VRD	5,900,000	5,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
6.250%, VRD	51,345,000	51,345,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured),
8.100%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue (Wagner College),
7.850%, VRD	1,840,000	1,840,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup Eagle Class A Certificates 200070096),
4.750%, VRD(1),(2)	7,000,000	7,000,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup ROCS),
Series RR-II-R-11534,
5.540%, VRD(2)	1,200,000	1,200,000
Series RR-II-R-11535,
5.540%, VRD(1),(2)	1,700,000	1,700,000
Series RR-II-R-11560,
4.470%, VRD(1),(2)	2,070,000	2,070,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
6.400%, VRD	6,330,000	6,330,000
Series B,
6.400%, VRD	19,525,000	19,525,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A,
4.150%, VRD	3,500,000	3,500,000
Series B,
4.150%, VRD	19,350,000	19,350,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
6.160%, VRD(1),(2)	3,360,000	3,360,000
New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A,
7.780%, VRD	3,800,000	3,800,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
8.000%, VRD	12,060,000	12,060,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured),
7.950%, VRD	27,100,000	27,100,000
New York State Housing Finance Agency Service Contract Revenue Refunding,
Series A,
7.820%, VRD	19,600,000	19,600,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Series D,
7.830%, VRD	9,500,000	9,500,000
New York State Housing Finance Agency State Personal Income Tax Revenue (Economic Development), Series C,
8.100%, VRD	15,000,000	15,000,000
New York State Local Government Assistance Corp. Refunding (Senior Lien), Series A,
5.000%, due 04/01/09	15,000,000	15,255,288
New York State Local Government Assistance Corp.,
Series B,
7.750%, VRD	5,300,000	5,300,000
Series E,
7.850%, VRD	11,295,000	11,295,000
Series G,
7.740%, VRD	13,265,000	13,265,000
New York State Thruway Authority General Revenue (JP Morgan PUTTERs, Series 2551) (FSA Insured),
8.110%, VRD(1),(2)	1,665,000	1,665,000
New York State Thruway Authority Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 2032) (AMBAC Insured),
5.250%, VRD(1),(2)	12,445,000	12,445,000
New York State Thruway Authority Personal Income Tax Revenue (JP Morgan PUTTERs, Series 1186) (FSA Insured),
4.750%, VRD(1),(2)	5,780,000	5,780,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund (Citigroup ROCS, Series RR-II-R-11596),
4.140%, VRD(1),(2)	12,440,000	12,440,000
New York State Urban Development Corp. Correctional & Youth Facilities Service, Series A (Mandatory Put 01/01/09 @ 100),
5.250%, due 01/01/09	23,825,000	24,066,613
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
7.850%, VRD	11,800,000	11,800,000
New York State Urban Development Corp. Revenue State Facilities, Series A3C,
7.420%, VRD	15,000,000	15,000,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
7.780%, VRD	12,900,000	12,900,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
8.000%, VRD	6,210,000	6,210,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
8.210%, VRD	3,900,000	3,900,000
East Hampton Township Bond Anticipation Notes, Series D,
3.750%, due 11/25/08	3,000,000	3,002,051
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
8.250%, VRD	10,220,000	10,220,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Fairport Central School District Bond Anticipation Notes,
2.750%, due 07/17/09	9,631,224	9,709,922
Hewlett-Woodmere Union Free School District Bond Anticipation Notes,
4.000%, due 11/05/08	11,800,000	11,807,087
Jericho Union Free School District Tax Anticipation Notes,
3.000%, due 06/19/09	11,500,000	11,603,460
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
8.250%, VRD	2,453,000	2,453,000
Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
4.150%, VRD	4,600,000	4,600,000
Subseries 3-A,
7.900%, VRD	12,100,000	12,100,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1,
7.750%, VRD	16,000,000	16,000,000
Metropolitan Transportation Authority Revenue (Transportation), Subseries G-2,
4.500%, VRD	13,925,000	13,925,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
8.250%, VRD	7,500,000	7,500,000
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series A,
7.200%, VRD	8,730,000	8,730,000
New York City (Fiscal 2008),
Subseries J-3,
4.150%, VRD	4,300,000	4,300,000
Subseries J-10,
7.730%, VRD	11,110,000	11,110,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
7.750%, VRD	9,700,000	9,700,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
8.000%, VRD	62,655,000	62,655,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured),
8.000%, VRD	6,500,000	6,500,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured),
8.100%, VRD	29,200,000	29,200,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured),
7.950%, VRD	10,000,000	10,000,000
New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project),
7.200%, VRD	15,200,000	15,200,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project),
8.000%, VRD	4,285,000	4,285,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (American Civil Project),
4.150%, VRD	1,400,000	1,400,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (Touro College),
7.850%, VRD	10,230,000	10,230,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC),
Series A,
7.500%, VRD	4,800,000	4,800,000
Series B,
4.500%, VRD	94,955,000	94,955,000
New York City Industrial Development Agency Revenue (Liberty 123 Washington Project),
7.760%, VRD	32,500,000	32,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
4.500%, VRD	5,010,000	5,010,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs),
Series 2489,
6.520%, VRD(1),(2)	1,300,000	1,300,000
Series 2540,
6.780%, VRD(1),(2)	1,940,000	1,940,000
Series 2559,
5.850%, VRD(1),(2)	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (ABN AMRO MuniTops Certificates Trust, Series 2004-46) (FSA Insured),
4.720%, VRD(1),(2)	12,000,000	12,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A (Pre-refunded with US Government Securities to 06/15/09 @ 101),
5.750%, due 06/15/09	11,000,000	11,418,208
New York City,
Series E,
5.000%, due 11/01/08	2,000,000	2,003,389
Series F-3,
8.000%, VRD	3,965,000	3,965,000
Series H (Pre-refunded with US Government Securities to 03/15/09 @ 101),
5.250%, due 03/15/09	3,905,000	4,000,206
Subseries A-5,
7.400%, VRD	70,000	70,000
Subseries A-7,
4.150%, VRD	1,000,000	1,000,000
Subseries A-8,
5.200%, VRD	3,000,000	3,000,000
Subseries H-2,
7.760%, VRD	1,350,000	1,350,000
New York City Transitional Finance Authority (New York City Recovery),
Series 3, Subseries 3-F,
4.150%, VRD	5,125,000	5,125,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1,
6.250%, VRD	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue Refunding (Museum of Modern Art), Series 1A, (Mandatory Put 08/01/09 @100),
4.000%, due 08/01/09	5,750,000	5,868,109

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue (Soloman R. Guggenheim), Series B,
7.200%, VRD	1,943,000	1,943,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
8.250%, VRD	6,855,000	6,855,000
Onondaga County Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series B,
7.950%, VRD	14,270,000	14,270,000
Penfield Central School District Bond Anticipation Notes,
3.000%, due 06/26/09	14,000,000	14,119,036
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 3095),
6.020%, VRD(1),(2)	5,000,000	5,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A,
8.000%, VRD	18,000,000	18,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
8.250%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C,
8.250%, VRD	8,145,000	8,145,000
Southampton Union Free School District Tax Anticipation Notes,
2.750%, due 06/26/09	13,000,000	13,111,211
St. Lawrence County Industrial Development Civic Facilities Revenue (St. Lawrence),
6.500%, VRD	8,225,000	8,225,000
Suffolk County Water Authority Bond Anticipation Notes,
7.850%, VRD	5,200,000	5,200,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1,
4.150%, VRD	600,000	600,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A,
6.400%, VRD	2,500,000	2,500,000
Triborough Bridge & Tunnel Authority Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2002-31) (MBIA, Inc. Insured),
4.910%, VRD(1),(2)	19,650,000	19,650,000
Triborough Bridge & Tunnel Authority Revenue, Series A,
8.000%, VRD	470,000	470,000
Triborough Bridge & Tunnel Authority Revenues (Citigroup ROCS, Series RR-II-R-11543),
4.810%, VRD(1),(2)	3,700,000	3,700,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Triborough Bridge & Tunnel Authority Revenues (General Purpose), Series B,
7.830%, VRD	5,490,000	5,490,000
Triborough Bridge & Tunnel Authority Revenues Refunding,
Subseries B-2,
8.250%, VRD	10,000,000	10,000,000
Subseries B-4,
8.060%, VRD	10,000,000	10,000,000
Troy Industrial Development Authority Civic Facility Revenue (Rensselaer Polytechnic), Series A,
6.500%, VRD	14,500,000	14,500,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series B,
4.250%, VRD	49,400,000	49,400,000

Total municipal bonds and notes (cost—$1,087,227,580)		1,087,227,580

Tax-exempt commercial paper—6.09%
New York State Environmental Quality,
1.680%, due 12/11/08	4,500,000	4,500,000
New York State Power Authority,
9.500%, due 10/07/08	8,860,000	8,860,000
2.000%, due 10/10/08	12,500,000	12,500,000
1.900%, due 10/14/08	11,605,000	11,605,000
1.640%, due 11/13/08	14,191,000	14,191,000
New York City Municipal Water Authority,
2.050%, due 10/17/08	15,000,000	15,000,000
Port Authority of New York and New Jersey,
1.800%, due 12/10/08	10,550,000	10,550,000

Total tax-exempt commercial paper (cost—$77,206,000)		77,206,000

	Number of shares
Money market fund(3)—0.52%
BlackRock Liquidity Fund New York Municipal Fund Portfolio Institutional Class,
4.086% (cost—$6,600,000)	6,600,000	6,600,000

Total investments (cost — $1,171,033,580 which approximates cost for federal income tax purposes)(4)—92.35%		1,171,033,580

Other assets in excess of liabilities — 7.65%		97,053,676

Net assets (applicable to 1,268,145,792 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		1,268,087,256

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.26% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Rate shown reflects yield at September 30, 2008.

(4)

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)	Total ($)
Assets:
Securities	—	1,171,033,580	—	1,171,033,580

AMBAC	American Municipal Bond Assurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2008 and reset periodically.

Weighted average maturity — 24 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:	December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer

Date: December 1, 2008